Non-financial assets and liabilities - Additional information, provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Other Provisions [Line Items]
Short-term incentives, cash payment avoided	$ 6.7
Increase (decrease) through change in settlement type, short term incentive provision	5.4
Expense from share-based payment transactions with employees	9.2
Employee benefits
Disclosure Of Other Provisions [Line Items]
Current provisions for accrued annual leave	1.6	$ 1.2
Current provisions for short term incentives	$ 4.0	5.4
Current provisions for entitlements incentives		$ 2.4	$ 3.0